Securities - Certain Corporate and Strategic Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Expected period to pay unfunded commitments	5 years
Affordable housing partnerships tax credits and other tax benefits	$ 928	$ 920
Merchant Servicing Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	49.00%
Other assets
Schedule of Equity Method Investments [Line Items]
Low income housing tax credit investments	$ 7,100	6,600
Other assets | Merchant Servicing Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	3,000	3,100
Accrued expenses and other liabilities
Schedule of Equity Method Investments [Line Items]
Unfunded capital commitments	2,400	2,200
Equity Investment Income | China Construction Bank Corporation
Schedule of Equity Method Investments [Line Items]
Realized gain (loss) on sale of equity method investment			$ 753
Other Income [Member]
Schedule of Equity Method Investments [Line Items]
Pretax losses from affordable housing partnerships	$ (629)	$ (601)